MARKETABLE SECURITIES	12 Months Ended
Mar. 31, 2026
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

As at March 31, 2026, the fair value of its current holdings was $5,514 (March 31, 2025 - $22,086) and during the year ended March 31, 2026 there was a negative change in value adjustment of $16,572 (year ended March 31, 2025 – $19,501 negative change). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at March 31, 2026, the Company held the following marketable securities:

Company	Shares Held	Cost	Fair Value At March 31, 2026	Fair Value At March 31, 2025	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	5,500	8,250	(2,750)
Other	1,678,839	14,237	14	13,836	(13,822)
Total	2,778,839	1,648,737	5,514	22,086	(16,572)